Provisions for other liabilities and charges	12 Months Ended
Dec. 31, 2022
Provisions for other liabilities and charges
Provisions for other liabilities and charges

24.Provisions for other liabilities and charges

Decommissioning and site restoration provision

	2022	2021	2020
	$'000	$'000	$'000

At January 1	71,941	53,266	33,568
Additions through business combinations (refer to note 31)	34,419	8,347	15,437
Net provision increases and remeasurements	(24,898)	7,212	8,315
Payments for tower and tower equipment decommissioning	(343)	(231)	(65)
Reversal of decommissioning through profit and loss	—	(2,671)	—
Unwinding of discount	7,084	4,644	2,644
Effects of movement in exchange rates	(3,187)	1,374	(6,633)
At December 31	85,016	71,941	53,266

Analysis of total decommissioning and site restoration provisions:
Non-current	84,533	71,598	49,469
Current	483	343	3,797
	85,016	71,941	53,266

This provision relates to the probable obligation that the Group may incur to dismantle and remove assets from tower sites. The amount recognized initially is the present value of the estimated amount that will be required to decommission and restore the leased sites to their original states, discounted using rates applicable to each of the individual operations within the Group. The amount provided for each site has been discounted based on the respective lease terms attached to each site.

The provisions have been created based on management’s decommissioning experience of the specific situations. Assumptions have been made based on the current economic environment, current construction requirements, technology, price levels and expected plans for remediation. Management believes that these assumptions are a reasonable basis upon which to estimate the future liability. These estimates are reviewed regularly to take into account any material changes to the assumptions. These remeasurements result in adjustments to the value of the related assets within property plant and equipment. Actual decommissioning or restoration costs will however, ultimately depend upon future market prices for the necessary decommissioning works required that will reflect market conditions at the relevant time. Furthermore, the timing of decommissioning is likely to depend on when the lease term is terminated without renewal. This, in turn, will depend upon technological changes in the local and international telecommunication industries which are inherently uncertain.

The discount rates applied have been in line with the weighted average borrowing rate for the respective operating entities in the periods the assets were constructed/acquired. Below is the discount rate applied by each operating entity:

		IHS	IHS Côte	IHS	IHS	IHS
	Nigerian	Cameroon	d’Ivoire	Zambia	South Africa	Rwanda	Brazilian	IHS Kuwait
Discount	entities	S.A.	S.A.	Limited	Proprietary Limited	Limited	entities	Limited
rates	%	%	%	%	%	%	%	%

2022	11.1	5.5	8.0	9.1	11.1	16.0	16.4	3.4
2021	11.2	5.5	8.0	5.1	n/a	16.0	6.8	3.4

Based on the simulation performed, the impact on accumulated losses of a 1% (2021: 1%) shift in discount rate is given below:

	Increase/ (decrease)
	on accumulated losses
	2022	2021
	$’000	$’000
Effect of 1% increase in discount rate	(2,066)	(1,571)
Effect of 1% decrease in discount rate	1,606	1,093